Revenue (Details) - Schedule of the following table summarizes our revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Subscription revenue	$ 45,311	$ 33,729
Multi-year subscription term-based licenses [Member]
Disaggregation of Revenue [Line Items]
Subscription revenue	13,379	6,636
1-year subscription term-based licenses [Member]
Disaggregation of Revenue [Line Items]
Subscription revenue	8,568	4,984
Total subscription term-based licenses [Member]
Disaggregation of Revenue [Line Items]
Subscription revenue	21,947	11,620
Subscription SaaS [Member]
Disaggregation of Revenue [Line Items]
Subscription revenue	10,526	9,173
Support and maintenance [Member]
Disaggregation of Revenue [Line Items]
Subscription revenue	4,140	3,352
Total subscription revenue [Member]
Disaggregation of Revenue [Line Items]
Subscription revenue	36,613	24,145
Perpetual licenses [Member]
Disaggregation of Revenue [Line Items]
Subscription revenue	2,055	2,770
Services and other [Member]
Disaggregation of Revenue [Line Items]
Subscription revenue	$ 6,643	$ 6,814